Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract ]
Cash payments	Cash payments for the following were made during the years ended December 31:
	2012	2011	2010

Interest Expense	$10,942,113	$17,204,476	$21,975,968

Income Taxes	$-	$390,152	$275,000

Noncash financing and investing activities
Noncash financing and investing activities for the years ended December 31 are as follows:

	2012	2011	2010

Acquisitions of Real Estate Through Loan Foreclosures	$9,729,174	$12,555,622	$13,159,402

Unrealized (Gain) Loss on Investment Securities	$3,120,540	$(3,802,320)	$757,545